Share Capital	6 Months Ended
Jul. 31, 2020
Disclosure of classes of share capital [abstract]
Share Capital
14	Share Capital

	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
41,629,877 (31 January 2020: 4,697,204) Ordinary shares	194,465	170,193

Ordinary shares

	6 months to 31 July 2019 NZ $000’s	6 months to 31 January 2020 NZ $000’s
At the beginning of the reporting period	170,193	155,536
Issuance of ordinary shares:
- Cash collected	-	2,631
- Shares issued in lieu of inventory payment	-	5,864
- Convertible notes converted to equity	22,583	5,979
- Conversion of debt	1,689	-
- Warrants issued	-	183
At the end of the reporting period	194,465	170,193

The holders of ordinary shares are entitled to participate in dividends and the proceeds on winding up of the Group. On a show of hands at meetings of the Group, each holder of ordinary shares has one vote in person or by proxy, and upon a poll each share is entitled to one vote.

The Group does not have authorised capital or par value in respect of its shares.

Warrants

The following warrants were outstanding as at 31 July 2020 (31 January 2020: 610,122).

Average Exercise Price USD	Issue Date	Expiry Date	No of Warrants
$0.01 - $0.50	Mar-19	Mar-23	14,000
	Mar-19	Mar-24	3,921
	Apr-19	Apr-22	500
	May-19	May-21	10,000
	Jul-19	May-25	170,100
	Aug-19	Feb-25	285,714
	Aug-19	Aug-24	22,857
$0.50 - $1.00	Mar-19	Mar-21	42,280
	Jul-20	Jul-25	19,136,364
$1.50 - $2.00	Nov-17	Nov-21	2,000
	Oct-18	Oct-21	20,000
$2.01 - $4.00	Dec-17	Dec-20	10,660
	Jun-18	Jun-23	8,000
$4.01+	May-18	May-21	2,820
Total number of outstanding warrants as at 31 July 2020			19,729,216